Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Non-capital losses	$ 270,000	$ 84,000
Non-capital losses from Canadian operations
Non-capital losses from Chinese operations	$ 73,000